FORM  N-CSR
   CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INESTMENT COMPANIES



Investment Company Act file number                   811-2287

Exact name of registrant as specified in charter     Valley Forge Fund

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/05

Date of reporting period:                            01/01/05 to 06/30/05



Item 1. Report to Shareholders.

                                                         Valley Forge Fund
                                                         1375 Anthony Wayne Dr.
                                                         Wayne PA 19087
                                                         June 30, 2005

Dear Shareholder:

Your Fund started 2005 at $9.24 per share. Results show that our net asset per share declined slighty to $8.83 representing a decrease in value of 4.44% so far this year as compared to the Dow Jones Industrial Average ("DJIA") that has decreased 4.71%. In other words, your Fund has performed slightly better than the overall market as measured by the ever popular DJIA.

This has been a difficult market. Two securities have been sold, General Motors and Aleris Internatonal. A new security Granger (W. W.) Inc. has been purchased and substantial positions have been added to the Fund's holdings of Federal Agric Mtg Corp, CSCO Systems and Time Warner Inc.

While the above moves have barely changed the Fund's cash position from 16% at yearend 2004 to about 18% at present, the moves were made to acquire securities taht are expected to add to the Fund's performance this summer. However, Management may sell certain securities to minimize the market downturn that sometimes occurs in the September/October period.

Financial figures for the six months ended June 30, 2005 are attached.





Respectfully submitted,


Bernard B. Klawans
President

                               VALLEY FORGE FUND

                           EXPENSES - June 30, 2005


As a shareholder of the Fund, you incur two types of costs: direct ones, such as wire and low balance fees; and indirect (ongoing) costs that include manage-ment fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in this Fund as compared to the ongoing costs of investing in any other mutual fund.

Actual Expenses: The first line of the following table provides actual values and expenses for a $1,000 account over the period January 1 to June 30, 2005. Simply divide your account value on January 1, by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to calculate the expenses you actually paid on your account over the past six months.

Hypothetical Example for Comparison Purposes: The second line of the table pro-vides hypothetical account values & expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. These hypo-thetical value and expenses may not be used for anything but comparison of on-going costs of investing in this Fund with an assumed rate of return of 5% hy-pothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire or low bal-ance fees. Therefore, the second line of the table is useful in paring ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your cost would be higher.
                     Beginning Account      Ending Account       Expenses Paid
                           Value                 Value           During Period *
                      January 1, 2005       June 30, 2005       January 1, 2005
                                                                 June 30, 2005
Actual                  $1,000.00             $  955.63               $5.87
Hypothetical **          1,000.00              1,019.90                6.29

 * Expenses are equal to the Fund's annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 181/365
  (to reflect
 the one half year period).
 **   With a 5% return before expenses


                         TOP TEN HOLDINGS AND ASSET ALLOCATION

    Top Ten Holdings, % of Net Assets       Asset Allocation, % of Net Assets
    Comcast Corp. New Class A    6.48     Basic Materials                  2.62
    Cisco Systems                6.05     Communications                  11.77
    Time Warner Inc.             5.29     Consumer Orientated             25.99
    Supervalu Inc.               5.17     Industrials                     19.07
    Newell Rubbermaid Inc.       5.04     Manufacturing                    8.80
    Alexander & Baldwin Inc.     4.89     Technology                      13.26
    Hercules Incorporated        4.48     Cash & Cash Equivalents         15.84
    McDonalds Corp.              4.40     Other Assets Net of Liabilities  2.65
    EMC Corporation              4.34                                     _____
    Federal Argic Mtg Corp       4.19                                    100.00%
                                ______                                   ======
                                50.33%
                                ======

                               VALLEY FORGE FUND
                   SCHEDULE OF INVESTMENTS - JUNE 30, 2005

COMMON STOCKS:                81.51%                  Shares               Value

 Basic Materials               2.62%
  Barrick Gold Corp (Canadian)                        8,000          $   200,240
  Coeur D'Alene Mines *                              13,000               47,190
                                                                     ___________
                                                                         247,430
 Communications               11.77%
  ADC Telecommunications *                           14,286              311,000
  AT&T Corp.                                         10,000              190,400
  Comcast Corp. New Cl A *                           20,000              613,400
                                                                     ___________
                                                                       1,114,800
 Consumer Orientated          25.99%
  Federal Argic Mtg Corp. Cl C Non Voting            17,900              394,695
  Home Depot Incorporated                            10,000              389,000
  McDonalds Corp.                                    15,000              416,250
  Pep Boys - Many, Moe & Jack                        20,000              270,800
  Supervalu Inc.                                     15,000              489,150
  Time Warner Inc. *                                 30,000              501,300
                                                                     ___________
                                                                       2,461,195
 Industrials                  19.07%
  Alexander & Baldwin Inc.                           10,000              463,500
  Duke Energy Corp.                                  10,000              297,300
  Hercules Incorporated *                            30,000              424,500
  General Electric Company                           10,000              346,500
  Granger (W. W.) Inc.                                5,000              273,950
                                                                     ___________
                                                                       1,805,750
 Manufacturing                 8.80%
  Abitibi Consolidated (Canadian)                    60,000              268,800
  Fedders Corp.                                      40,000               88,000
  Newell Rubbermaid Inc.                             20,000              476,800
                                                                     ___________
                                                                         833,600
 Technology                   13.26%
  Arrow Electronics Inc.                             10,000              271,600
  Cisco Systems *                                    30,000              572,400
  EMC Corporation *                                  30,000              411,300
                                                                     ___________
                                                                       1,255,300
                                                                     ___________
    TOTAL COMMON STOCKS               (COST $ 8,421,518)             $ 7,718,075
                                                                     ___________
SHORT TERM INVESTMENTS:        15.84%
  Commerce Bank Cert of Dep 3.443.s11/09 **                            1,500,000
                                                                       _________
    Total Short-term Investment       (COST $ 1,500,000)             $ 1,500,000
                                                                     ___________

TOTAL INVESTMENTS             97.35%  (COST $ 9,921,518              $ 9,218,075
OTHER NET ASSETS               2.65%  (COST $   216,285                  250,855
                                                                      __________
NET ASSETS                   100.00%  (COST $10,137,803              $ 9,468,930
                                                                      ==========
    * Non-income producing during the year       ** Redeemable upon request
The accompaning notes are integral parts of these unaudited financial statements

                              VALLEY FORGE FUND
               STATEMENT OF ASSETS & LIABILITIES - JUNE 30, 2005

Assets: Investments in securities at value (cost $9,921,518)         $9,218,075
  Cash and cash equivalents                                             216.285
  Dividends and interest receivable                                      34,570
                                                                     __________
           Total Assets                                               9,468,930
                                                                     __________

Liabilities:                                                                  0
                                                                     __________
          Total Liabilities                                                   0

Net Assets:                                                          $9,468,930
                                                                     ==========

Composition of Net Assets:  Common stock                             $    1,072
  Paid in capital                                                    10,047,520
  Net unrealized depreciation of securities                          (  703,443)
  Accumulated undistributed net investment income                       123.781
                                                                     __________
   Net Assets  (equivalent to $8.83 per share based on 1,072,448
               shares outstading) (Note 4)                           $9,468,930
                                                                     ==========


            STATEMENT OF OPERATIONS - SIX MONTHS ENDED JUNE 30, 2005

Investment Income:  Dividends (net of foreign taxes)                 $   58,703
  Interest                                                               30,879
                                                                     __________
    Total Income:                                                        89,582

Expenses: Investment advisory fee (Note 2)                               47,413
  Professional fes
  Printing and mailing expenses                                           2,929
  Non-interested directors' fees and expensesn                              990
  Registration fees                                                       3,613
  Insurance expense
  Communications                                                            400
  Taxes                                                                     150
  Other expenses                                                          1,688
                                                                     __________
    Total Expenses:                                                      57,183
                                                                     __________
Net Investment Income:                                                   32,399
                                                                     __________
Realized Gain of (Loss) from Investments:
  Net realized gain on investment securities                             48,141
  Net decrease in unrealized depreciation on investment securities     (527,337)
                                                                     __________
Net Realized and Unrealized Gain from Investments:                     (479,196)
                                                                     __________
Net Increase (Decrease) in Net Assets Resulting from Operations:     $ (446,797)
                                                                     ==========

    The accompanying notes are an integral part of these unaudited financial statements

                                VALLEY FORGE FUND
    STATEMENT OF CHANGES IN NET ASSETS - SIX MONTHS ENDED JUNE 30, 2005 & 2004

                                                        06/30/05       06/30/04
Increase (Decrease) in Net Assets from Operations:
 Investment income - net                              $   32,399     $   15,818
 Net realized gain (loss) from investment transactions    48,141         (5,895)
 Unrealized appreciation (depreciation) of investments  (527,337)      (151,408)
                                                      __________     __________
   Net Inc.(Decrease) in Net Assets from Operations     (446,797)      (141,485)

 Distributions to shareholders                                 0              0
 Share transactions (Note 4)                            (154,342)         83,399
                                                      __________     __________
   Total Increase in Net Assets                         (601,140)       (58,086)

Net Assets: Beginning of period                      $10,070,070     $9,523,509
                                                      __________     __________
  End of period                                       $9,468,930     $9,465,423
                                                      ==========     ==========


                                 FINANCIAL HIGHLIGHTS

                                          6 Mon
                                          ended           Year  Ended
                                          06/30           December 31
                                          2005    2004    2003    2002    2001
PER SHARE DATA:
Net Asset Value, Beginning of Year       $ 9.24  $ 8.89  $ 7.18  $ 7.98  $ 7.00

Income from Investment Operations:
 Net investment Income                     0.03    0.13    0.14    0.15    0.31
 Net security realized & unrealized gains (0.44)   0.35    1.72   (0.78)   0.99
                                        ________________________________________
  Total Inc {Loss} from Investment Ops    (0.41)   0.48    1.86   (0.63)   1.30
                                        ________________________________________
Distributions:
 Dividends                                 0.00   (0.07)  (0.10)  (0.17)  (0.31)
 Long term  Capital Gains                  0.00   (0.06)  (0.05)  (0.00)  (0/01)
                                        ________________________________________
  Toral from Distributions                 0.00   (0.13)  (0.15)  (0.17)  (0.32)
                                        ________________________________________
Net Asset Value, End of Period             8.83  $ 9.24  $ 8.89  $ 7.18  $ 7.98
                                        ========================================

TOTAL RETURN:                            (4.44)%   5.40%  25.91% (7.89)%  18.57%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                   0.60%   1.22%   1.32%   1.24%   1.26%
Net Investment Income                      0.34%   0.69%   1.31%   2.30%   3.90%

SUPPLEMENTAL DATA:
Net Assets, End of Period in Thousands   $ 9,468 $10,070 $ 9,523 $ 7,334 $ 7,182
Portfolio Turnover Rate                    6.78%  14.99%  16.27%  43.10%  75.45%




    The accompaning notes are an integral part of these unaudited financial statements

                NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005

  1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Organization: The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management invest-ment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stocks. The following summarizes significant accounting policies employed by the Fund.

 Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments with maturities of 60 days or less are valued at amortize cost which approximates market value.

 Securities Transactions & Investment Income: Security transactions are recorded on the dates transactions are entered into (the trade dates). Realized gains
 & losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is deter-mined on the accrual basis. Discount on fixed income securities is amortized.

 Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in re-classifications to paid in capital and may affect the per-share allocation be-tween net investment income and realized and unrealized gain/loss. Undistribu-ted net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

 Federal Income Taxes: It is the Fund's intention to qualify as a regulated in-vestment company and distribute all of its taxable income. The Fund has com-plied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

 Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

   2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES - Under the terms of the investment management agreement, Valley Forge Management Corp. ("the Manager") has agreed to provide the Fund investment management services and be respons-ible for the day to day operations of the Fund. The Manager will receive a fee, payable monthly, for proiding investment advice at anannual rate of 1% based on the average daily assets of the Fund. The fee will be accrued daily and paid monthly. A management fee of $47,413 was paid for the six months ended June 30, 2005.

The Manager also provided transfer agency, portfolio pricing, administration, accounting, financial reporting, tax accounting, and compliance services to the Fund at no charge for the six months ended June 30, 2005. Mr. Bernard Klawans is sole owner, director and officer of the Manager and President of the Fund.
                      This is an unaudited financial statement

                                VALLEY FORGE FUND
            NOTES TO FINANCIAL STATEMENTS (Continued) - JUNE 30, 2005


  3. INVESTMENT TRANSACTIONS - Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2005 were $641,964 and $940,469 respectively.

  4. CAPITAL SHARE TRANSACTIONS - As of June 30, 2005, there were 10,000,000 shares of $.001 per value capital stock authorized. The total par value and paid-in capital equaled $10,048,592. Transactions in capital stock were as follows for the six months ended:

                                          June 30, 2005         June 30, 2004
                                        Shares     Amount     Shares     Amount
                                       ------------------    ------------------
Shares sold                             18,009 $  156,313     51,772 $  459,818
Shares issued in dividend reinvestment       0          0          0          0
Shares redeemed                        (35,842)  (310,656)   (42,316)  (376,419)
                                       _________________________________________
Net increase (decrease)                (17,833) ($154,343)     9,456  $  83,399
                                       =========================================


5. FEDERAL INCOME TAXES - Income and long-term capital gsain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. At the end of this period, net unrealized depreciation for Federal income tax purposes aggregated $703,523 of which $695,012 related to unrealized appreciation of securities and $1,398,535 related to unrealized depreciation of securities. The cost of investments at June 30, 2005 for Federal income tax purposes was $9,921,518, excluding short-term investments. As of June 30, 2005 the taxable components of distributable earnings were:

               Undistributed ordinary income         $   85.640
               Undistributed long-term capital gain  $   48,141
               Undistributed depreciation            $ (703,443)

The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:
                                           2004      2003
        Qualified dividends             $ 74,427   $104,992
        Long-term capital gains         $ 68,941   $ 52,206


                Ten Year $10,000 Investment Performance Growth Record

   DJIA   I 10000 12941 17560 20487 25107 23909 25427 23685 23019 26726 26351
          I
   VFF    I 10000 10643 11832 11844 12938 11898 13469 14256 13545 15735 16094
          I _________________________________________________________________
                   1996  1997  I998  1999  2000  2001  2002  2003  2004  2005
                                      June 30 Date


                            Average Annual Return Chart for

                  1 Year 2.28%      5 Year 7.05%      10 Year 6.09%

Please note that the average annual returns above do not gurantee that the Valley Forge Fund will perform the same in the future. They just present how the Fund actually performed in the past ten years.
                                      - 7 -



                   THE FUND'S BOARD OF DIRECTORS INFORMATION

Business and affairs of the Fund are managed under the direction of the Board of Directors. Data pertaining to each Director is set forth below and is amplified in the Fund's Statement of Additional Information. These data are also avail-able without charge, by calling 1-800-548-1942. In addition, each Director may be contacted by writing to him directly c/o the Valley Forge Fund.

                         Interested Directors & Officers

 Name, Address      Position      Term  of Office       Principal        Other
   and Age         with  Fund      and Length of        Occupation     Director-
                                    Time Served        Past 5 Years      ships

*Bernard B. Klawans Director   Elected for One Year     Pres Valley       None
        84          President  Served  Since Incep-     Forge  Fund
                                tion May 15, 1973     Valley Forge PA

*Sandra K. Texter   Treasurer  Elected for One Year    System Analyst     None
        55                         Served Since        Lockeed Martin
                                   Jan 30, 2001      King of Prussia PA


                              Independent Directors

Victor J. Belanger  Director   Elected for One Year     Retired Chief     None
        64                         Served Since         Financial Off
                                   Aug 18, 1980        Linearizer Tech

Dr. James P. King   Director   Elected for One Year        President      None
        73                     Served  Since Incep-    Desilube Tech Inc
                                tion  May 15, 1973        Lansdale PA

C. William Majer    Director   Elected for One Year        President      None
        69                         Served Since          Majerplus LTD
                                  June 21, 2005         Philadelphia PA

Donald A. Peterson    COB      Elected for One Year    Program  Manager   None
    Age 65             &           Served Since        DRS Technologies
                    Director       Aug 15, 1974       King of Prussia PA

* "Interested persons" in the Fund as defined in the Investment Company Act of 1940 are Mr. Klawans because of his ownership of the Fund's Investment Adviser and Mrs. Texter because she is the daughter of Mr. Klawans.


                             PROXY VOTING GUIDLINES

The Fund's votint policies and procedures and how these policies were applied in voting on securities in the Fund's portfolio is available without charge by calling 1-800-552-1948 or by visiting the Secirities & Exchange Commission
(SEC) website (http://www.sec.gov).


                         QUARTERLY PORTFOLIO SCHEDULE

The Fund now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Federal Form N-Q. These forms are available on the SEC's website at http://www.sec.gov. They may be reviewed and copied on the SEC's Public Reference Room (PRR)in Washington DC. Information on the operation of the PRR may be obtained by calling 1-800-723-0330.

Item 2. Code of Ethics.

                                 CODE OF ETHICS
Pursuant to the requirements of Sections 406 and 407 of the Sarbanes-Oxley Act of 2002 the Vally Forge Fund, (the "Fund"), hereby adopts the following Code of Ethics that applies to the Fund's principal executive, financial and accounting officers or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to

a) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c) Compliance with all applicable governmental laws, rules and regulations;

d) Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.


Item 3. Audit Committee Financial Expert.

The Fund is small and has had a flawless financial record since inception 33 years ago. The current principal executive officer has prepared all financial documents ever issued by the Fund, and has been doing so since the Fund's for-mation. The current Fund auditor is Michael Baranowsky of Sanville & Company, whose reports and communications indicate gtotal satisfacation with the reports he has received. Victor Belanger, retired Chief Financial Officer, Linearizer Technology Inc. in Hamilton NJ is an "independent" member of the Board of Directors of the Valley Forge Fund who has performed several independent audits including those of the Fund's securities held in self custodianship in the past twenty years. He always reported satisfactory findings to the Board of Direct-ors. This 33 year record is believed to be sufficient rational to preclude the need for an Audit Committee or an Audit Committee Financial Expert to monitor future Fund finances unless the Fund should exceed 15 million in total assets.


Item 4. Principal Accountant Fees and Services.

Sanville & Co. has charged $8,000 in 2004 and $9,150 in 2003 for professional services rendered in providing annual audits along with services required in "fingering" certificates as required in Rule 17f-2 for self custodianship of Fund securities.


Item 10. Submission of Matters to a Vote of Security Holders.

Matters submitted to shareholders for votes are done through proxies that are filed on Edgar as DEF-14A filings. In each of these filings, shareholders are invited to submit proposals of their choice in accordance with Rule 14a-8 under the Securities & Exchange Act of 1934 which sets forth certain requirements.

Item 11. Controls and Procedures.

Bernard B. Klawans is the president of the Fund. He handles all financial mat-ters of the Fund and has provided excellent internal control procedures to pro-duce accuracy and safety in all financial matters involving Fund operations. He is also president and owner of the Investment Adviser, the Valley Forge Manage-ment Corporation that has provided the function of Transfer Agent "pro bono" to the Fund. He has provided the additional control of requiring the signatures of either the Treasureer, Sandra Texter or Ellen Klawans that holds no position in the Fund or Adviser as well as his on all checks issued by the Fund.
Auditors have reviewed the Internal Control exercised by the Fund every year since it was installed as a filing requirement by the Securities & Exchange Commission and found it to be satisfactory for a small (less that 15 million dollars in total assets) fund.


Item 12. Exhibits.

   A. Code of Ethics.
      Filed under Item 2 Code of Ethics above

   B. Certification.

                            CERTIFICATIONS EXHIBIT

                     I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-CSR of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement, a material fact or omit to state a material fact necessary to make the statement made, in light of the circumstances under which such statements were made, mis-leading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial infor-mation presented, fairly show in all material respects as of, and for the peri-ods included in this report. Cash flow information is not considered pertainent to this document or the registrant;

4. The Fund is small being under 15 million dollars in total assets. Mr. Klawans is the certifying officer of the Fund. The Board, in view of the small size of the Fund determined that the clean operation by him over the past 33 years, the continuing history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, made it unnecessary to have more certifying officers. Mr. Klawans therefore is respons-ible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the re-gistrant and has:
   a) Designed such disclosure controls and procedures to ensure that material information relating to the registrant is made known to him by all others associated with the Fund, particularly during the period which this report is being prepared;
   b) Evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Eveluation Date"); and
   c) Evaluated and believes that the effectiveness of the disclosure controls and procedures produces a satisfactory evaluation of the Fund's financials reported in the audited annual report given above as of the Evaluation Date;

5. The Board of Directors and Mr. Klawans have discused, based on their most recent evaluation, that:

   a) They were satisfied that there were no significant deficiencies in the design or operation of internal controls which could adversly affect the registrrant's ability to record, process, summarize, and report financial data; and

   b) There was no fraud, whether or not material, that involves management or other employees who might have a role in internal controls;

6. The registrant's Board of Directors and Mr. Klawans hereby state in this re-port that there are no changes in internal controls or other factors that signi-ficantly affect internal controls subsequent to the date our most recent evalua-tion, including any corrective actions with regard to significant deficiencies and material weaknesses.

   Date:                                                  06/30/05
                                                   /s/ Bernard B. Klawans
                                                          President



                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invsstment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Valley Forge Fund, Inc.

By (Signature and Title)                      /s/ Bernard B. Klawans
                                                  Bernard B. Klawans
                                                  President

Date                                              06/30/05